June 19, 2000


VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

                  Re:      Golden Gate Fund, Inc.
                           File Nos. 333-36028 and 811-9925
                           Rule 497(j) Certification

Ladies & Gentlemen:

          The undersigned officer of Golden Gate Fund, Inc. (the "Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

          1. that the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement filed by the Fund on June 9, 2000, which is the most recent amendment to such registration statement; and

          2. that the text of Pre-Effective Amendment No. 1 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on June 9, 2000.

                                        Very truly yours

                                        GOLDEN GATE FUND, INC.



                                        By: /s/ Bruce J. Raabe
                                            -----------------------------------
                                            Bruce J. Raabe, President